UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)	May 31, 2009

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 153.8%
Economic Development Revenue — 3.0%
Minneapolis Development Revenue, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 1A	$580,000	$586,519
4.88%, 12/1/18, Series 1A	610,000	610,824
5.13%, 6/1/22, Series 2A	500,000	452,905
		1,650,248

Education Revenue — 18.2%
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 6C	500,000	455,875
5.00%, 5/1/28, Series 6J1	1,800,000	1,624,302
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/27	1,000,000	884,370
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	1,000,000	922,550
Higher Education Facilities, St. Benedict College, Series 5,
4.00%, 3/1/15	1,000,000	979,300
4.13%, 3/1/16	1,300,000	1,260,012
Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	2,000,000	1,903,700
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	500,000	319,040
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School,
5.00%, 10/1/24	500,000	508,495
5.50%, 10/1/24 (Prerefunded 10/1/09 @ 100) ¯	1,000,000	1,016,620
		9,874,264

General Obligations — 26.4%
Buffalo Capital Appreciation Water and Sewer, Series B, Zero Coupon Bond (MSCP),
3.88%, 10/1/21 °	1,800,000	1,103,508
3.98%, 10/1/22 °	1,800,000	1,040,022
4.11%, 10/1/23 °	1,800,000	974,844
Burnsville Independent School District Number 191, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,694,096
Delano Independent School District Number 879, Series A (FSA) (MSDCEP) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 z	1,000,000	1,068,810
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	500,000	514,495
Hennepin County, Series A, 5.00%, 12/1/14	500,000	576,450
Hopkins Independent School District Number 270, Series B (MSDCEP), 4.00%, 2/1/26	1,000,000	979,670
Minnesota State, Highway and Various Purpose, 5.00%, 8/1/25	4,000,000	4,344,240
Minnesota State, Series A, 5.00%, 6/1/18	800,000	938,128
Sauk Rapids Independent School District Number 47, Series A (MSDCEP) (NATL) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 z	1,000,000	1,066,760
		14,301,023

Healthcare Revenue — 45.8%
Agriculture & Economic Development, Essentia Healthcare, Series E (AGTY), 5.00%, 2/15/37	3,750,000	3,694,387
Agriculture & Economic Development, Health Care System, Fairview Hospital (NATL), 5.75%, 11/15/26	35,000	34,171
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Project, 5.70%, 7/1/42	1,000,000	682,710
Cuyuna Range Hospital District, Health Facility Authority Revenue,
5.00%, 6/1/29	1,000,000	701,530
5.50%, 6/1/35	1,000,000	693,810
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Prerefunded 2/15/14 @ 100), 5.25%, 2/15/33 ¯	1,500,000	1,725,960
Glencoe Health Care Facilities, Glencoe Regional Health Services,
5.00%, 4/1/31	1,100,000	850,476
7.50%, 4/1/31 (Prerefunded 4/1/11 @ 101) ¯	650,000	730,217
Golden Valley, Covenant Retirement Communities, 5.50%, 12/1/25	680,000	582,869
Maple Grove Health Care Facilities Revenue, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	1,718,280
Maple Grove Health Care Systems Revenue, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	944,270
Marshall Medical Center Revenue, Weiner Medical Center Project, Series A, 6.00%, 11/1/28	750,000	712,875

Minnesota Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)	May 31, 2009

DESCRIPTION	PAR	VALUE ¶

Minneapolis Health Care Systems Revenue, Fairview Health Services, Series A, 6.63%, 11/15/28	$1,750,000	$1,857,870
Monticello, Big Lake Community Hospital District, Series C, 6.20%, 12/1/22	1,000,000	832,190
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	700,000	487,011
Pine City Health Care & Housing Revenue, North Branch (GNMA), 4.80%, 10/20/26	1,000,000	938,830
Prior Lake Senior Housing Revenue, Shepard's Path Senior Housing, Series B, 5.70%, 8/1/36	500,000	379,895
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	850,190
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, Series B (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 ¯	1,250,000	1,428,037
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue, HealthPartners Obligation Group Project, 5.25%, 5/15/36	1,430,000	1,159,215
St. Paul Housing & Redevelopment Authority Health Care Revenue, Allina Health, Series A (NATL), 5.00%, 11/15/19	1,500,000	1,528,995
St. Paul Housing & Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	437,542
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	981,602	673,968
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25	100,000	83,803
5.88%, 5/1/30	500,000	394,575
6.00%, 5/1/30	900,000	721,611
		24,845,287

Housing Revenue — 25.1%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, Series A, 6.25%, 5/1/18	465,000	426,795
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	475,000	336,894
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,003,660
Minneapolis Housing Revenue, Keeler Apartments Project, Series A, 5.00%, 10/1/37	750,000	487,830
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	1,000,000	970,780
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue, Mortgage-Backed City Living (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	1,703,271	1,627,203
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	2,750,000	2,496,835
5.65%, 7/1/33, Series B	1,500,000	1,503,960
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	543,024
Rochester Multifamily Housing, Weatherstone Apartments, Series A (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,072,020
Southeastern Housing & Redevelopment Authority, Goodhue County Apartments (Prerefunded 1/1/10 @ 100), 6.63%, 1/1/24 ¯	345,000	356,737
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Sholom East Project, Series A, 5.25%, 10/1/42	650,000	429,780
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	500,000	352,790
		13,608,308

Leasing Revenue — 6.9%
Andover Economic Development Authority, Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	150,000	166,209
5.13%, 2/1/24 z	100,000	110,806
Baytown Township Lease Revenue, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	900,000	741,879
Pine County Housing & Redevelopment Authority, Series A, 5.00%, 2/1/31	1,000,000	923,970
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	400,000	383,976
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1, 5.00%, 8/1/36	1,000,000	603,480
St. Paul Recreational Facilities, Highland National Project, 5.00%, 10/1/25	750,000	783,600
		3,713,920

Miscellaneous Revenue — 1.9%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	1,000,000	1,014,790

Recreation Authority Revenue — 0.8%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	490,000	421,826

Tax Revenue — 2.3%
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	647,900
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	450,000	293,409
5.75%, 2/1/27	500,000	330,155
		1,271,464

Minnesota Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)	May 31, 2009

DESCRIPTION	PAR/ SHARES	VALUE ¶

Transportation Revenue — 1.8%
Minneapolis-St. Paul Metropolitan Airport Commission, Series B (AMT) (FGIC) (NATL), 5.25%, 1/1/21	$1,000,000	$995,660

Utility Revenue — 21.6%
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/20	750,000	786,240
5.00%, 1/1/21	1,000,000	1,040,310
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL),
3.72%, 1/1/19 °	10,000,000	7,022,800
4.34%, 1/1/23 °	2,000,000	1,115,940
4.46%, 1/1/24 °	3,300,000	1,733,952
		11,699,242

Total Municipal Long-Term Investments (Cost: $85,496,898)		83,396,032

Short-Term Investment — 1.7%
Federated Minnesota Municipal Cash Trust (Cost: $924,410)	924,410	924,410

Total Investments ▲ — 155.5% (Cost: $86,421,308)		84,320,442

Preferred Shares at Liquidation Value — (57.4)%		(31,100,000)

Other Assets and Liabilities, Net — 1.9%		1,009,169

Total Net Assets — 100.0%		$54,229,611

¶
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2009, the fund held no fair valued securities.

Minnesota Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)	May 31, 2009

¯	Prerefunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2009.
z
Crossover Refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $86,421,308. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,803,792
	Gross unrealized depreciation	(5,904,658)
	Net unrealized depreciation	$ (2,100,866)

AGTY — Assured Guaranty
AMT — Alternative Minimum Tax. As of May 31, 2009, the aggregate market value of securities subject to the AMT was $13,320,366, which represents 24.6% of total net assets applicable to common shares.
FGIC — Financial Guaranty Insurance Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
MSCP — Minnesota State Credit Program
MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Corporation

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open-end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$924,410
Level 2 - Other significant observable inputs	83,396,032
Level 3 - Significant unobservable inputs	—
Total	$84,320,442

Minnesota Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)	May 31, 2009

Summary of Derivative Risk Exposure
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”).
FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.

As of May 31, 2009, the fund held no derivative instruments.

Minnesota Municipal Income Portfolio     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009